Cover	Feb. 05, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 05, 2026
Entity File Number	001-40853
Entity Registrant Name	KYNDRYL HOLDINGS, INC.
Entity Central Index Key	0001867072
Entity Tax Identification Number	86-1185492
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	One Vanderbilt Avenue
Entity Address, Address Line Two	15th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10017
City Area Code	855
Local Phone Number	596-3795
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	KD
Security Exchange Name	NYSE
Entity Emerging Growth Company	false